Derivatives	12 Months Ended
Dec. 31, 2021
Derivatives.
Derivatives
7.	Derivatives

The following table summarizes the company’s derivative financial instruments:

	December 31, 2021				December 31, 2020
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity contracts:
Equity total return swaps – long positions	1,082.8	—	96.1	1.9	1,788.3	—	144.3	18.0
Equity warrants and options(1)	646.1	113.9	259.2	1.9	626.9	102.4	133.2	0.4
RiverStone Barbados AVLNs (note 23)	1,250.1	—	103.8	—	—	—	—	—
CPI-linked derivative contracts	61,952.5	237.3	0.7	—	74,906.0	347.5	2.8	—
U.S. treasury bond forward contracts	1,691.3	—	3.7	0.8	330.8	—	3.1	—
Foreign currency forward and swap contracts(2)	—	—	58.4	77.4	—	—	66.4	136.0
Foreign currency options	—	—	—	—	—	53.7	5.8	—
Other derivative contracts	—	26.0	59.9	70.9	—	25.6	27.1	35.0
Total			581.8	152.9			382.7	189.4
(1)	Includes the company’s investment in Atlas warrants with a fair value at December 31, 2021 of $200.1 (December 31, 2020 - $110.5).
(2)	Includes AGT’s foreign currency forward and swap liabilities with a fair value at December 31, 2021 of $47.6 (December 31, 2020 - $46.2).

The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Derivative contracts entered into by the company, with limited exceptions, are considered investments or economic hedges and are not designated as hedges for financial reporting.

Equity contracts

Equity total return swaps - long positions

During 2021 the company entered into $753.6 notional amount of long equity total return swaps for investment purposes which included long equity total return swaps on an aggregate of 969,460 Fairfax subordinate voting shares with an original notional amount of $403.3 (Cdn$508.5) or approximately $416.03 (Cdn$524.47) per share, all of which remained open at December 31, 2021. At December 31, 2021 the company held long equity total return swaps on individual equities for investment purposes with an original notional amount at December 31, 2021 of $866.2 (December 31, 2020 - $1,746.2), which included an aggregate of 1,964,155 Fairfax subordinate voting shares with an original notional amount of $732.5 (Cdn$935.0) or approximately $372.96 (Cdn $476.03) per share. These contracts provide a return which is directly correlated to changes in the fair values of the underlying individual equities.

During 2021 the company received net cash of $439.6 (2020 - $207.4) in connection with the closures and reset provisions of its long equity total return swaps (excluding the impact of collateral requirements). During 2021 the company closed out $1,876.7 notional amount (2020 - $878.8) of its long equity total return swaps and recorded net realized gains on investments of $243.0 (2020 - $216.7).

Equity total return swaps - short positions

The company has held short equity total return swaps for investment purposes from time to time, but no longer held any at December 31, 2021 (December 31, 2020 - nil). These contracts provided a return which was inverse to changes in the fair values of the underlying individual equities. During 2021 the company did not initiate or close out any short equity total return swaps. During 2020 the company paid net cash of $613.2 in connection with the closures and reset provisions of its short equity total return swaps (excluding the impact of collateral requirements). During 2020 the company closed out $898.4 notional amount of short equity total return swaps and recognized net losses on investments of $528.6 (realized losses of $703.9, of which $175.3 was recognized as unrealized losses in prior years).

Collateral deposits on derivative contracts

At December 31, 2021 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments and in assets pledged for derivative obligations was $230.5 (December 31, 2020 - $275.9), comprised of collateral of $221.2 (December 31, 2020 - $226.4) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $9.3 (December 31, 2020 - $49.5) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.

U.S. treasury bond forward contracts

To reduce its exposure to interest rate risk (primarily exposure to certain long dated U.S. corporate bonds and U.S. state and municipal bonds held in its fixed income portfolio), the company held forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2021 of $1,691.3 (December 31, 2020 - $330.8). These contracts have an average term to maturity of less than six months, and may be renewed at market rates. During 2021 the company recorded net gains on investments of $25.7 (2020 – net losses of $102.0) on its U.S. treasury bond forward contracts.

Foreign currency forward contracts

Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.

Counterparty collateral

The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of collateral deposited for the benefit of the company at December 31, 2021 consisted of cash of $14.3 and government securities of $125.7 (December 31, 2020 - $116.4 and $12.9). The cash is recorded on the consolidated balance sheet in subsidiary cash and short term investments with a corresponding liability recorded in accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2021. The company’s exposure to counterparty risk and the management thereof are discussed in note 24.

Hedge of net investment in Canadian subsidiaries

At December 31, 2021 the company had designated the carrying value of Cdn$2,800.0 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $2,364.6 (December 31, 2020 - principal amount of Cdn$2,796.0 with a fair value of $2,397.6) as a hedge of a portion of its net investment in subsidiaries with a Canadian dollar functional currency. On March 29, 2021 the company used the net proceeds from its issuance of $671.6 (Cdn$850.0) principal amount of unsecured senior notes due 2031 to redeem its unsecured senior notes with aggregate principal amount of $670.6 (Cdn$846.0) due 2022 and 2023 as described in note 15. Contemporaneously with the redemptions, the company designated the carrying value of its $671.6 (Cdn$850.0) principal amount of unsecured senior notes as a hedge of a portion of its net investment in Canadian subsidiaries. During 2021 the company recognized pre-tax losses of $16.7 (2020 - $38.0) related to exchange rate movements on the Canadian dollar denominated unsecured senior notes in losses on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income.

Hedge of net investment in European operations

At December 31, 2021 the company had designated the carrying value of €750.0 principal amount of its euro denominated unsecured senior notes with a fair value of $926.3 (December 31, 2020 - principal amount of €750.0 with a fair value of $1,023.9) as a hedge of its net investment in European operations with a euro functional currency. During 2021 the company recognized pre-tax gains of $63.9 (2020 - pre-tax losses of $75.8) related to exchange rate movements on the euro denominated unsecured senior notes in gains on hedge of net investment in European operations in the consolidated statement of comprehensive income.